Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2014-2

Collection Period	11/01/15-11/30/15
Determination Date	12/9/2015
Distribution Date	12/15/2015

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$539,976,770.87
2.	Collections allocable to Principal		$18,277,121.19
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,308,311.61
5.	Pool Balance on the close of the last day of the related Collection Period		$520,391,338.07
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		40,404
7.	Initial Pool Balance		$987,000,009.13
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$25,041,770.82	$5,456,338.02
	c. Class A-3 Note Balance	$336,000,000.00	$336,000,000.00
	d. Class A-4 Note Balance	$115,290,000.00	$115,290,000.00
	e. Class B Note Balance	$13,810,000.00	$13,810,000.00
	f. Class C Note Balance	$20,230,000.00	$20,230,000.00
	g. Class D Note Balance	$24,670,000.00	$24,670,000.00
	h. Note Balance (sum a - g)	$535,041,770.82	$515,456,338.02
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0807799	0.0176011
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.5420889	0.5222455
10.	Overcollateralization Target Amount		$4,935,000.05
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,935,000.05
12.	Weighted Average Coupon	%	7.15%
13.	Weighted Average Original Term (months)	months	65.70
14.	Weighted Average Remaining Term (months)	months	44.45
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$3,214,976.65
	b. Liquidation Proceeds allocable to Finance Charge		$614.76
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$3,215,591.41
16.	Principal:
	a. Collections allocable to Principal		$18,277,121.19
	b. Liquidation Proceeds allocable to Principal		$456,798.30
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$18,733,919.49

17.	Total Finance Charge and Principal Collections (15d + 16d)	$21,949,510.90
18.	Interest Income from Collection Account	$2,347.75
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$21,951,858.65
Available Funds
21.	Available Collections	$21,951,858.65
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$21,951,858.65
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$449,980.64
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$449,980.64
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$3,374.85
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$3,374.85
	e. Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$9,599.35
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$9,599.35
	i. Class A-3 Monthly Interest	$274,400.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$274,400.00
	m. Class A-4 Monthly Interest	$154,680.75
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$154,680.75
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$21,635.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$21,635.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,065.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$35,065.33
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$53,040.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$53,040.50
34.	Quaternary Principal Distributable Amount	$14,650,432.75
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$15,652,209.84
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$4,935,000.05
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$3,215,591.41
	b. Total Daily Deposits of Principal Collections	$18,733,919.49
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$2,347.75
	e. Total Deposits to Collection Account (sum a - d)	$21,951,858.65
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$449,980.64
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$3,374.85
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$20,133,854.40
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,364,648.76
	f. Total Withdrawals from Collection Account (sum a - e)	$21,951,858.65
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$9,599.35
	c. Class A-3 Interest Distribution	$274,400.00
	d. Class A-4 Interest Distribution	$154,680.75
	e. Class B Interest Distribution	$21,635.67
	f. Class C Interest Distribution	$35,065.33
	g. Class D Interest Distribution	$53,040.50
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$19,585,432.80
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$20,133,854.40
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$19,595,032.15
	c. Class A-3 Distribution	$274,400.00
	d. Class A-4 Distribution	$154,680.75
	e. Class B Distribution	$21,635.67
	f. Class C Distribution	$35,065.33
	g. Class D Distribution	$53,040.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$20,133,854.40

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$1,364,648.76
	b. Reserve Account surplus (Ln 55)	$306.20
	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,364,954.96
46.	Withdrawals
	a. Certificateholder Distribution	$1,364,954.96
	b. Total Withdrawals from Certificate Payment Account	$1,364,954.96
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $2,467,500.02	$2,467,500.02
	b. Note Balance	$515,456,338.02
48.	Required Reserve Account Amount	$2,467,500.02
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$2,467,500.02
50.	Investment Earnings	$306.20
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$2,467,806.22
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$306.20
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$2,467,500.02
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$449,980.64
60.	Amount to be paid to Backup Servicer from the Collection Account	$3,374.85
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$20,133,854.40
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,364,648.76
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$306.20
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$19,595,032.15
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$274,400.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$154,680.75
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$21,635.67
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$35,065.33
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$53,040.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,364,954.96

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	976	$14,185,143.55
	b. 61 to 90 days past due	342	$5,182,540.50
	c. 91 to 120 days past due	79	$1,632,875.72
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,438	$21,000,559.77
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 73e / Ln 5)%		4.0355%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	92	$1,308,311.61
75.	Liquidation Proceeds (recoveries)	130	$457,413.06
76.	Net Losses (Ln 74 - Ln 75)		$850,898.55
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.1576%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	1,109	$16,315,279.69
79.	Liquidation Proceeds (recoveries)	865	$7,347,324.71
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$8,967,954.98
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		0.9086%
82.	Average Net Loss on Defaulted Receivables		$8,086.52

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,202,307,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on December 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer